Non-controlling interest - Summarized Financial Information of Subsidiaries with Material Non-controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current assets	$ 1,129,674	$ 901,789
Total assets	5,879,316	4,813,998
Current liabilities	1,061,256	580,687
Total liabilities	2,237,800	1,778,301
Net income (loss)	426,699	(626,653)
Otjikoto Mine
Current assets	97,817	102,335
Non-current assets	181,336	222,834
Total assets	279,153	325,169
Current liabilities	68,782	43,131
Non-current liabilities	50,541	85,229
Total liabilities	119,323	128,360
Revenue	685,069	486,213
Net income (loss)	$ 259,061	$ 126,889